Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Other Current Liabilities [Abstract]
Summary Of Other Current Liabilities
	US dollars
	December 31,
(in thousands)	2012	2011

Accrued expenses (*)	10,092	11,800
Employees and institutions in respect thereof	4,463	3,363
Government institutions	4,260	5,062
Related party	125	47
Accrued dividend	2,570	-
Others	863	694
	22,373	20,966

(*)	As of December 31, 2012 and 2011 includes approximately US$5.8 million and US$7.9 million respectively, regarding the legal fees resulting from the claim described in Note 12A3.